Supplement to the
Fidelity® Emerging Asia Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Emerging Markets Fund, Fidelity® Latin America Fund and Fidelity® Total Emerging Markets Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

John Dance serves as co-manager of Fidelity® Emerging Markets Fund.

Sammy Simnegar serves as co-manager of Fidelity® Emerging Markets Fund.

The following information replaces information for Fidelity® Emerging Markets Fund found in the “Management Contracts” section.

Sub-Adviser - FMRC. On behalf of Fidelity® Latin America Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity® Emerging Markets Fund, Fidelity® Emerging Markets Discovery Fund and Fidelity® Total Emerging Markets Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. On behalf of Fidelity® Emerging Asia Fund and Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund. FMR, and not the fund, pays FMRC's fees.

Sub-Advisers - FMR UK, FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR UK. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® Emerging Asia Fund and certain types of investments for Fidelity® Emerging Markets Fund, Fidelity® Emerging Markets Discovery Fund and Fidelity® Total Emerging Markets Fund. Currently, FMR UK has day-to-day responsibility for choosing investments for Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund.

The following information supplements information for Fidelity® Emerging Markets Fund found in the “Management Contracts” section.

John Dance is co-manager of Fidelity® Emerging Markets Fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Emerging Markets Fund is based on the fund’s pre-tax investment performance measured against the MSCI Emerging Markets Index (net MA tax), and the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Morningstar® Diversified Emerging Markets Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other account managed by Mr. Dance as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$6,294	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,838	none	none

* Includes Fidelity® Emerging Markets Fund ($4,183 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® Emerging Markets Fund beneficially owned by Mr. Dance was none.

EMEB-19-01 1.881199.118	April 17, 2019

Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, Fidelity® Japan Fund, Fidelity® Latin America Fund, Fidelity® Total Emerging Markets Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
Class A, Class M, Class C, Class I and Class Z
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Sam Polyak serves as co-manager of Fidelity® Total International Equity Fund.

The following information supplements information for Fidelity® Total International Equity Fund found in the “Management Contracts” section.

Sam Polyak is co-manager of Fidelity® Total International Equity Fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of each portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Total International Equity Fund is based on the pre-tax investment performance of the fund measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax), and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) within the Morningstar® Foreign Large Growth, Foreign Large Value, Foreign Large Blend, Foreign Small/Mid-Cap Growth, Foreign Small/Mid-Cap Value, and Foreign Small/Mid-Cap Blend Categories.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Polyak as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	6	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,511	$660	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$28	none	none

* Includes Fidelity® Total International Equity Fund managed by Mr. Polyak ($28 (in millions) assets managed with performance-based advisory fees).

As of February 28, 2019, the dollar range of shares of Fidelity® Total International Equity Fund beneficially owned by Mr. Polyak was none.

ACOM10AB-19-01 1.893757.128	April 17, 2019

Supplement to the
Fidelity® Diversified International Fund, Fidelity® Emerging Markets Fund, Fidelity® International Discovery Fund and Fidelity® Overseas Fund
Class K
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

John Dance serves as co-manager of Fidelity® Emerging Markets Fund.

Sammy Simnegar serves as co-manager of Fidelity® Emerging Markets Fund.

The following information replaces information for Fidelity® Emerging Markets Fund found in the “Management Contracts” section.

Sub-Adviser - FMRC. On behalf of Fidelity® Diversified International Fund and Fidelity® Overseas Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity® Emerging Markets Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund.On behalf of Fidelity® International Discovery Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund. FMR, and not the fund, pays FMRC's fees.

Sub-Advisers - FMR UK, FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR UK. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity® Emerging Markets Fund. Currently, FMR UK has day-to-day responsibility for choosing investments for Fidelity® International Discovery Fund.

The following information supplements information for Fidelity® Emerging Markets Fund found in the “Management Contracts” section.

John Dance is co-manager of Fidelity® Emerging Markets Fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Emerging Markets Fund is based on the fund’s pre-tax investment performance measured against the MSCI Emerging Markets Index (net MA tax), and the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Morningstar® Diversified Emerging Markets Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dance as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$6,294	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,838	none	none

* Includes Fidelity® Emerging Markets Fund ($4,183 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® Emerging Markets Fund beneficially owned by Mr. Dance was none.

K-COM10AB-19-01 1.918662.107	April 17, 2019

Supplement to the
Fidelity® Diversified International Fund, Fidelity® Global Equity Income Fund, Fidelity® International Capital Appreciation Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Value Fund, Fidelity® Overseas Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Sam Polyak serves as co-manager of Fidelity® Total International Equity Fund.

The following information supplements information for Fidelity® Total International Equity Fund found in the “Management Contracts” section.

Sam Polyak is co-manager of Fidelity® Total International Equity Fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of each portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Total International Equity Fund is based on the pre-tax investment performance of the fund measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax), and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) within the Morningstar® Foreign Large Growth, Foreign Large Value, Foreign Large Blend, Foreign Small/Mid-Cap Growth, Foreign Small/Mid-Cap Value, and Foreign Small/Mid-Cap Blend Categories.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Polyak as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	6	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,511	$660	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$28	none	none

* Includes Fidelity® Total International Equity Fund managed by Mr. Polyak ($28 (in millions) assets managed with performance-based advisory fees).

As of February 28, 2019, the dollar range of shares of Fidelity® Total International Equity Fund beneficially owned by Mr. Polyak was none.

IBDB-19-01 1.467695.139	April 17, 2019